BLACKROCK ASSET INVESTORS
--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT
JUNE 30, 1997 (UNAUDITED)

BLACKROCK ASSET INVESTORS
SCHEDULE OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                       NAME OF ISSUER
                     AND TITLE OF ISSUE                                     PAR (000)                          VALUE
                     ------------------                                     ---------                          -----
COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES - 3.2%
     BCF L.L.C. Series 1996 A - Interest Only                                $ 39,814                      $     590,532
     BCF L.L.C. Series 1996 B - Interest Only                                   7,646                            170,780
     BCF L.L.C. Series 1996 C - Interest Only                                   5,735                            130,816
     BCF L.L.C. Series 1996 D - Interest Only                                   6,691                            135,591
     BCF L.L.C. Series 1996 E                                                   9,079                          8,555,168
     BCF L.L.C. Series 1996 F                                                   2,390                          2,060,819
     BCF L.L.C. Series 1996 G                                                   6,690                          3,012,493
     BCF L.L.C. Series 1997 R1 B4                                               8,040                          2,880,661
                                                                                                           -------------
Total Commercial Mortgage Pass-Through Certificates
     (Cost $16,103,859)                                                                                       17,536,860
                                                                                                           -------------

WARRANTS - 0.5%
     Annington Finance                                                         16,065                          2,675,306
                                                                                                           -------------
Total Warrants (Cost $2,631,447)                                                                               2,675,306
                                                                                                           -------------

FIXED INCOME SECURITIES - 19.7%
     Annington Finance, 11%, 10/21/2002                                        65,540                        109,143,828
                                                                                                           -------------
Total Fixed Income Securities (Cost $108,084,230)                                                            109,143,828
                                                                                                           -------------

PARTNERSHIP INVESTMENTS - 77.2%
     BlackRock Capital Finance                                                                               427,127,762
                                                                                                           -------------
Total Partnership Investments (Cost $429,604,415)                                                            427,127,762
                                                                                                           -------------


TOTAL LONG TERM INVESTMENTS - (COST $556,423,951)                                                            556,483,756

SHORT TERM INVESTMENT - 0.3%
     Repurchase agreement dated 6/30/97
          with State Street Bank and Trust, Co. 5.60% due 7/01/97,
          collateralized by $1,710,000 United States Treasury
          Note 4.75% due 10/31/98 (market value $1,698,035)
          (repurchase proceeds $1,660,258) (cost $1,660,000)                     1,660                         1,660,000
                                                                                                           -------------

TOTAL INVESTMENTS - (COST $558,083,951) - 100.9%                                                             558,143,756
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%                                                                (3,941,324)
LIQUIDATION VALUE OF PREFERRED STOCK - (0.2)%                                                                 (1,020,000)
                                                                                                           -------------

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%                                                      $ 553,182,432
                                                                                                           =============

--------------------------------------------------------------------------------
See Notes to Financial Statements.

BLACKROCK ASSET INVESTORS
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS

Investments, at estimated fair value (cost $556,423,951)                                          $ 556,483,756
Repurchase agreement (cost $1,660,000)                                                                1,660,000
                                                                                                  -------------

     Total investments ($558,083,951)                                                               558,143,756

Interest receivable                                                                                   2,970,048
Market value of interest rate caps (Note 4)                                                              57,340
Deferred organization expenses and other assets (Note 1)                                                186,399
                                                                                                  -------------
     Total assets                                                                                   561,357,543
                                                                                                  -------------
LIABILITIES

Unrealized loss on forward currency contracts                                                         5,791,427
Investment advisory fee payable (Note 2)                                                              1,041,868
Notes payable (Note 6)                                                                                  192,500
Administration fee payable                                                                               25,286
Other accrued expenses                                                                                  104,030
                                                                                                  -------------
     Total liabilities                                                                                7,155,111
                                                                                                  -------------
NET INVESTMENT ASSETS                                                                             $ 554,202,432
                                                                                                  =============

Net assets were comprised of:
     Common shares of beneficial interest, at par (Note 7)                                        $       7,299
     Paid in capital in excess of par                                                               547,868,743
     Preferred stock, at par (Note 7)                                                                 1,020,000
                                                                                                  -------------
                                                                                                    548,896,042
     Accumulated net investment income                                                               13,124,189
     Distributions in excess of net realized gains                                                   (1,688,847)
     Net unrealized depreciation on investments, forward currency
       contracts, foreign currency and interest rate caps                                            (6,128,952)
                                                                                                 --------------

     Total Net Investment Assets                                                                 $  554,202,432
                                                                                                 ==============

Net assets applicable to common shareholders                                                     $  553,182,432
                                                                                                 ==============
Net asset value per common share ($553,182,432 divided by 729,898
     common shares issued and outstanding)                                                       $       757.89
                                                                                                 ==============

Total common shares outstanding at end of period                                                     729,898.17
                                                                                                 ==============



--------------------------------------------------------------------------------
See Notes to Financial Statements.

BLACKROCK ASSET INVESTORS
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
NET INVESTMENT INCOME

Income
     Net investment income earned from BCF                    $ 29,236,007
     Interest (net of interest expense of $224,094)              7,172,957
                                                              ------------
Total income                                                    36,408,964
                                                              ------------

Expenses
     Investment advisory                                         1,041,868
     Directors                                                      31,241
     Administration                                                 29,119
     Audit                                                          24,795
     Custodian                                                      22,987
     Amortization of deferred organization expenses                 18,596
     Legal                                                          12,397
     Transfer agent                                                  2,603
     Miscellaneous                                                  27,280
                                                              ------------
     Total operating expenses                                    1,210,886
                                                              ------------
     Net investment income                                      35,198,078
                                                              ------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
     FORWARD CURRENCY CONTRACTS, FOREIGN CURRENCY
     TRANSACTIONS AND INTEREST RATE CAPS (NOTE 4)

Net realized gain on:
      Foreign Currency and Forward Currency Contracts            1,010,466
      BCF investments                                            2,539,219
                                                              ------------
      Net realized gain                                          3,549,685
                                                              ------------

Net change in unrealized appreciation (depreciation) on:
      Foreign Currency and Forward Currency Contracts            2,277,172
      BCF investments                                           (3,164,254)
      Other investments                                         (3,465,307)
      Interest rate caps                                          (448,987)
                                                              ------------
      Net change in unrealized depreciation                     (4,801,376)
                                                              ------------

      Net realized and unrealized loss                          (1,251,691)
                                                              ------------

NET INCREASE IN NET INVESTMENT ASSETS
     RESULTING FROM OPERATIONS                                $ 33,946,387
                                                              ============




--------------------------------------------------------------------------------
See Notes to Financial Statements.

BLACKROCK ASSET INVESTORS
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN CASH

Cash flows provided by operating activities:
          Net investment income                                $    6,357,670
          BCF net income                                           29,236,007
          Expenses paid                                            (2,801,894)
          Reimbursement received for expenses paid
               on behalf of affiliates                                137,269
          Reimbursement made for expenses paid by affiliates         (260,682)
          Net gain from forward currency contracts and
               foreign currency transactions                        1,010,466
                                                               --------------
          Net cash flows provided by operating activities          33,678,836
                                                               --------------
Cash flows used for investing activities:
          Purchases of repurchase agreements, net                  (1,310,000)
          Net purchase of investments*                           (163,731,948)
                                                               --------------
          Net cash flows used for investing activities           (165,041,948)
                                                               --------------
Cash flows provided by financing activities:
          Payment of distributions                                (22,999,993)
          Line of credit borrowing                                (29,000,000)
          Share subscriptions                                     183,000,000
                                                               --------------
          Net cash flows provided by financing activities         131,000,007
                                                               --------------

Net decrease in cash                                                 (363,105)

Cash, beginning of period                                             363,105
                                                               --------------
Cash and foreign currency, end of period                       $            -
                                                               ==============

RECONCILIATION OF NET INCREASE IN NET
         ASSETS RESULTING FROM OPERATIONS
         TO NET CASH FLOWS PROVIDED BY
         OPERATING ACTIVITIES

Net increase in net assets resulting from operations           $   33,946,387
                                                               --------------

Increase in unrealized depreciation                                 4,801,376
Net realized gain                                                  (2,539,219)
Increase in accrued expenses and other liabilities                 (1,737,542)
Decrease in due from affiliates                                       137,269
Increase in interest receivable                                    (1,048,750)
Decrease in other assets                                              119,315
                                                               --------------

          Total adjustments                                          (267,551)
                                                               --------------

Net cash flows provided by operating activities                $   33,678,836
                                                               ==============



--------------------------------------------------------------------------------
See Notes to Financial Statements.
* Excludes non cash items in the amount of $2,910,863.

BLACKROCK ASSET INVESTORS
STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

--------------------------------------------------------------------------------

                                                                    FOR THE SIX MONTHS            YEAR ENDED
                                                                   ENDED JUNE 30, 1997        DECEMBER 31, 1996
                                                                   -------------------        -----------------
INCREASE (DECREASE) IN NET ASSETS

Operations:

     Net investment income                                            $    35,198,078            $    68,476,743

     Net realized gain on BCF investments, futures
       contracts, forward currency contracts and foreign
       currency transactions                                                3,549,685                  4,497,857

     Net change in unrealized depreciation on BCF
        investments, forward currency contracts, foreign
        currency transactions and interest rate caps                       (4,801,376)                  (827,313)
                                                                      ---------------            ---------------
     Net increase in net assets resulting
        from operations                                                    33,946,387                 72,147,287
                                                                      ---------------            ---------------



Dividends and distributions to common shareholders from:

     Net investment income                                                (23,000,000)               (63,077,204)
     Return of capital                                                             --                (42,277,782)
     Net realized gains                                                            --                 (2,219,482)
     In excess of net realized gains                                               --                 (5,238,532)
                                                                      ---------------            ---------------
     Total dividends & distributions to
        common shareholders                                               (23,000,000)              (112,813,000)
                                                                      ---------------            ---------------
Fund share transactions:

     Proceeds from common shares issued                                   183,000,000                298,911,137
     Proceeds from preferred shares issued                                         --                  1,020,000
                                                                      ---------------            ---------------

     Total fund share transactions                                        183,000,000                299,931,137
                                                                      ---------------            ---------------
     Net increase                                                         193,946,387                259,265,424

NET INVESTMENT ASSETS

Beginning of period                                                       360,256,045                100,990,621
                                                                      ---------------            ---------------
End of period                                                         $   554,202,432            $   360,256,045
                                                                      ===============            ===============



--------------------------------------------------------------------------------
See Notes to Financial Statements.

BLACKROCK ASSET INVESTORS
FINANCIAL HIGHLIGHTS
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                  MARCH 29, 1995*
                                                              FOR THE SIX MONTHS       FOR THE YEAR ENDED            THROUGH
                                                             ENDED JUNE 30, 1997       DECEMBER 31, 1996        DECEMBER 31, 1995
                                                             -------------------       -----------------        -----------------
PER SHARE OPERATING
     PERFORMANCE:

Net asset value per common share,
   beginning of period                                           $   741.42                $   765.99             $ 1,000.00
                                                                 ----------                ----------             ----------
     Net investment income (loss) (a)                                 54.02                    262.06                (150.13)**
     Net realized and unrealized gain (loss) on
          investments, futures contracts, forward
          currency contracts, foreign currency
          transactions and interest rate caps (a)                     (6.04)                    14.05                 (83.88)**
                                                                 ----------                ----------             ----------
Net increase (decrease) from investment operations                    47.98                    276.11                (234.01)
                                                                 ----------                ----------             ----------

Less dividends & distributions to common shareholders:
     Net investment income                                           (31.51)                 (168.12)                    --
     Net realized gains                                                  --                    (5.92)                    --
     In excess of net realized gain                                      --                   (13.96)                    --
     Return of capital                                                   --                  (112.68)                    --
                                                                 ----------                ----------             ---------
                                                                    (31.51)                  (300.68)                    --
                                                                 ----------                ----------             ---------
Net asset value per common share, end of period                  $   757.89                $   741.42             $  765.99
                                                                 ----------                ----------             ---------

TOTAL INVESTMENT RETURN (B)                                           6.49%                    50.00%              (23.40)%

RATIOS TO AVERAGE NET ASSETS
     OF COMMON SHAREHOLDERS:
Operating expenses (d)                                                0.49(c)                    1.15%               10.78%(c)**
Net investment income (loss) (d)                                     14.38(c)                   33.17%             (13.15)%(c)**

SUPPLEMENTAL DATA:
Average net assets of
          common shareholders (in thousands)                      $493,736                   $206,466            $ 47,282
Portfolio turnover                                                      --                          --                 27%
Net assets of common shareholders,
          end of period (in thousands)                            $553,182                   $359,236            $100,991
Asset coverage per share of preferred stock,
          end of period (in thousands)                                $271                       $176                  --

-------------------------------------------------------------------------------

  *  Commencement of investment operations.
 **  Restated to conform to 1996 presentation.
(a)  Calculated based on average shares.
(b) Total investment return is calculated assuming a purchase of a common share of beneficial interest at net asset value per share on the first day and a sale at net asset value per share on the last day of the period reported. Dividends are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the payment date. Total investment return for periods of less than one full year are not annualized.
(c)  Annualized.
(d) The ratio of expenses and net investment income to total investor capital commitments of $560,267,692 is 0.52% and 12.67%, respectively, for the six months ended June 30, 1997. The ratio of expenses and net investment income to total investor capital commitments of $560,267,692 is 0.90% and 12.22%, respectively, for the year ended December 31, 1996. The ratio of expenses and net investment income to total investor capital commitments of $560,267,692 on an annualized basis is 0.90% and (1.11)%, respectively, for the year ended December 31, 1995.

     Contained above is the unaudited operating performance based on an average common share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data, for the period indicated. This information has been determined based upon financial information provided in the financial statements.

See Notes to Financial Statements.

BLACKROCK ASSET INVESTORS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
NOTE 1.       ORGANIZATION AND ACCOUNTING POLICIES

BACKGROUND: BlackRock Asset Investors ("BAI" or the "Trust") is a non-diversified closed-end investment company organized as a Delaware business trust registered under the Investment Company Act of 1940. The Declaration of Trust permits the Trustees to create a limited number of series (or "Funds"), each of which issues a separate class of shares. As of June 30, 1997 the Trustees have established BlackRock Fund Investors I, BlackRock Fund Investors II, and BlackRock Fund Investors III. The Trust was formed on December 21, 1994 and had no operations through March 29, 1995 other than those related to organizational matters and the sale and issuance of 274.108 shares of beneficial interest to BlackRock Fund Investors III. The Trust will seek to achieve high total returns primarily from its investments in subordinated commercial mortgage-backed securities and other investment securities and from its investment in its wholly-owned affiliate, BlackRock Capital Finance L.P. ("BCF"), and other mortgage affiliates, which will engage primarily in the business of acquiring, pooling and repackaging performing commercial mortgage loans as commercial mortgage-backed securities for distribution to the Trust and its strategic coinvestors (Note 3) and for sale in capital markets. In addition, BCF will acquire and work out distressed commercial and residential mortgage loans. BCF is a Delaware limited partnership, with BAI as the 99% General Partner, and Asset Investors Inc. ("AII") as the 1% Limited Partner as of December 31, 1996. On January 1, 1997 BAI purchased 80% of AII's BCF ownership. As of June 30, 1997 BAI owns a 99.8% general partnership interest in BCF and AII owns a 0.2% limited partnership interest in BCF. BAI owns 100% of the outstanding shares of AII.
     The Trust and BCF invest in debt securities and the ability of issuers of such debt securities held by the Trust and BCF to meet their obligations may be affected by economic developments in a specific industry or region. No assurance can be given that the Trust's investment objective will be achieved.
     The following is a summary of significant accounting policies followed by the Trust.

INVESTMENT VALUATION: In valuing the Trust's assets, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the then current currency value. The Trust values mortgage-backed and other debt securities on the basis of current market quotations provided by dealers or pricing services approved by the Trust's Board of Trustees. In determining the value of a particular security, pricing services may use certain information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities, various relationships observed in the market between securities, and calculated yield measures based on valuation technology commonly employed in the market for such securities. Exchange-traded options are valued at their last sales price as of the close of options trading on the applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades, unless the Trust's Board of Directors determines that such price does not reflect its fair value, in which case it will be valued at its fair value as determined by the Trust's Board of Directors.
     The Trust's investment in BCF is valued based on the equity of such entity which entity reports on a fair value basis (see Note 4). BCF generally invests in mortgage loans acquired as distressed or nonperforming loans which are valued at cost from the date of acquisition to the date on which a significant event occurs, such as revaluation of the collateral, resolution of legal impediments, bankruptcy of the borrower or restructuring of the loan. When a significant event affecting valuation occurs, the mortgage loan shall be revalued on the basis of such event and, if possible, shall thereafter, be valued on an analytical basis rather than at cost basis.
     Any securities or other assets, held by the Trust, for which current market quotations are not readily available are valued at fair value as determined in good faith under the Valuation Policy and Guidelines established by and under the general supervision and responsibility of the Trust's Valuation Committee.
     Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, if their term to maturity from date of purchase was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity from date of purchase exceeded 60 days.
     In connection with transactions in repurchase agreements, the Trust's custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

OPTION SELLING/PURCHASING: When the Trust sells or purchases an option, an amount equal to the premium received or paid by the Trust is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the proceeds from the sale or cost of the purchase in determining whether the Trust has realized a gain or a loss on investment transactions. As writer of an option, the Trust may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.
     Option selling and purchasing is used by the Trust to effectively hedge positions. In general, the Trust uses options to hedge a long or short position or an overall portfolio. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at any time or at a specified time during the option period. A put option gives the holder the right to sell, and obligates the writer to buy, the underlying position at the exercise price at any time or at a specified time during the option period. Put options can be purchased to effectively hedge a long position or a portfolio against price declines. In the same sense, call options can be purchased to hedge short positions or a portfolio against price declines. The Trust can also sell (or write) covered call options and put options to hedge portfolio positions.
     The main risk that is associated with purchasing options is that the option expires without being exercised. In this case, the option expires worthless and the premium paid for the option is considered the loss. The risk associated with writing call options is that the Trust may forego the opportunity for a profit if the market value of the underlying position increases and the option is exercised. The risk in writing put options is that Trust may incur a loss if the market value of the underlying position decreases and the option is exercised. In addition, the Trust risks not being able to enter into a closing transaction for the written option as the result of an illiquid market.

FINANCIAL FUTURES CONTRACTS: A financial futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period that the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust's basis in the contract.
     The Trust may invest in financial futures contracts primarily for the purpose of hedging its existing portfolio securities, or securities the Trust intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates, or for risk management, or other portfolio management purposes. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The Trust is also at risk of not being able to enter into a closing transaction for the futures contract because of an illiquid secondary market.

FORWARD CURRENCY CONTRACTS: The Trust enters into forward currency contracts primarily to hedge foreign currency risk. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks may arise as a result of the potential inability of the counterparts to meet the terms of their contract.
     Forward currency contracts, when used by the Trust, help to manage the overall exposure to the foreign currency backing many of the investments held by the Trust. Forward currency contracts are not meant to be used to eliminate all of the exposure to foreign currency, rather they allow the Trust to limit its exposure to foreign currency.
     Details of open forward currency sell contracts at June 30, 1997 are as follows:

     VALUE  AT VALUE  AT  UNREALIZED  SETTLEMENT  CONTRACT  SETTLEMENT  JUNE 30,
APPRECIATION/  DATE TO SELL  (000)  DATE  1997  (DEPRECIATION)  ----------------
---------------- ---------------- ---------------- ---------------
             Aug.  6, 1997       C$       2,915       $      2,097,349      $      2,116,079      $        (18,730)
             Dec. 23, 1997       C$       6,500       $      4,841,713      $      4,753,988      $         87,725
             Sep. 16, 1997       FRF    217,000       $     37,421,535      $     37,114,408      $        307,128
             Dec. 13, 1999       GBP     78,622       $    121,000,000      $    127,167,550      $     (6,167,550)
                                                      ----------------      ----------------      ----------------
                                                      $    165,360,597      $    171,152,025      $     (5,791,427)
                                                      ================      ================      ================

FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:
         (I) market value of investment securities, assets and liabilities at the current rate of exchange; and
         (II) purchases and sales of Investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions
     The Trust isolates that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.
     The Trust reports certain foreign currency related transactions as components of realized and unrealized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

INTEREST RATE CAPS: The purchase of an interest rate cap entitles the purchaser, to the extend that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. Interest rate caps are intended to manage the Trust's exposure to changes in short term interest rates. The effect on income involves protection from rising short interest rates, which the Trust experiences primarily in the form of leverage. The Trust is exposed to credit loss in the event of non-performance by the counterparty. The Trust does not anticipate non-performance by any counterparty.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and the Trust amortizes premium or accretes discount on securities purchased using the interest method. Net investment income and loss and net realized gain and loss realized by BCF are recorded on a flow through basis by the Trust.

TAXES: It is the Trust's intention to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders.
Therefore, no federal income or excise tax provision is required for the Trust.

DIVIDENDS AND DISTRIBUTIONS: The Trust declares and distributes dividends at least annually first from net investment income, then from realized short-term capital gains and other sources, and lastly from paid-in capital. Net long-term capital gains, if any, in excess of loss carryforwards are distributed at least annually. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

INVESTMENT ADVISORY, ADMINISTRATION AND OTHER EXPENSES: Investment advisory, administration and other expenses are recorded on the accrual basis. Performance fees, if any, are determined and recorded annually.

DEFERRED ORGANIZATION EXPENSES: A total of $187,500 was incurred in connection with the organization of the Trust. These costs have been deferred and are being amortized ratably over a period of 60 months from the date the Trust commenced investment operations.

NOTE 2.       AGREEMENTS

     The Trust has an Investment Advisory Agreement with BlackRock Financial Management, Inc. (the "Advisor") which provides that during the Commitment Period the Trust will pay to the Advisor for its services a semi-annual fee, in arrears, in an amount equal to .75% of the aggregate Capital Commitments, on an annualized basis. Subsequent to the Commitment Period, the semi-annual fee payable in arrears to the Advisor is reduced to .50% of the weighted average capital invested during the relevant period on an annualized basis. In addition to its management fee, the Trust will pay to the Advisor as of the first anniversary of the commencement of the Trust's operations, as of each December 31 thereafter and as of the Trust's termination date a performance fee payable only if certain criteria, as described in the Trust's Investment Advisory Agreement, are met.
      On December 6, 1996, the Board of Directors approved an amendment (approved retroactive to January 1, 1996) to the Investment Advisory Agreement which provided that during the Commitment Period the Trust will pay to the Advisor for its services a semi-annual fee, in arrears, in an amount equal to
 .375% of the aggregate Capital Commitments on an annualized basis and that subsequent to the Commitment Period, the semi-annual fee payable in arrears to the Advisor is reduced to .25% of the weighted average capital invested during the relevant period on an annualized basis and the performance fee will be allocated between BCF and the Trust as determined by the Trust. On December 6,

1996 BAI approved an Investment Advisory Agreement with the Advisor which provides that during the Commitment Period BCF will pay to the Advisor for its services a semi-annual fee, in arrears, in an amount equal to .375% of the aggregate Capital Commitments, an annualized basis and that subsequent to the Commitment Period, the semi-annual fee payable in arrears to the Advisor is reduced to .25% of the weighted average capital invested during the relevant period on an annualized basis and the performance fee will be allocated between BCF and BAI as determined by BAI.
     The Trust has also entered into an Administration Agreement with State Street Bank and Trust Company ("State Street") which provides that State Street will receive an annual fee equal to .08% of Trust's average net asset value up to $225 million, .06% of the next $225 million and .04% thereafter. Effective May 1, 1996 the Administration Agreement was amended to provide that State Street will receive an annual fee equal to .06% of Trust's average net asset value up to $225 million, .04% of the next $225 million and .02% thereafter, subject to certain minimum requirements.
     Pursuant to the agreements, the Advisor provides continuous supervision of the investment portfolio and pays the compensation of officers of the Trust, who are affiliated persons of the Advisor. State Street pays occupancy and certain clerical and accounting costs of the Trust. The Trust bears all other costs and expenses.
      Certain trustees of the Trust and the Funds, who are not interested parties, are paid a fee, which is split ratably between BAI and the Funds, for their services in the amount of $40,000 each on an annual basis plus telephonic meeting fees not to exceed $500 annually and certain out-of-pocket expenses.

NOTE 3.       STRATEGIC COINVESTOR

     Neither the Trust nor BCF will be permitted to acquire any commercial or residential mortgage asset unless a strategic coinvestor in the relevant asset class coinvests in such asset. Accordingly, the Trust and BCF will be prohibited from investing in any asset with respect to which its strategic partner in the relevant asset class has declined to coinvest, unless the Trust and BCF have received the approval of a majority of the BAI Trustees and all of the BAI Investor Trustees with respect to the identity of and arrangements with an alternative strategic coinvestor with respect to such asset. In addition, if the coinvestment agreement with a strategic coinvestor is terminated, prior to acquiring any additional assets in the relevant asset class, the Trust and BCF will be required to obtain the approval of a majority of the BAI Trustees and all of the BAI Investor Trustees with respect to the identity of and arrangements with an alternative strategic coinvestor. Any strategic coinvestor must, with respect to the relevant asset class, (i) possess the requisite real estate and servicing capabilities, (ii) commit professional resources to its efforts with the Trust and BCF, including loan underwriting, work-out and servicing, and (iii) agree to make coinvestments of at least 10% with the Trust or BCF, pursuant to the terms of a coinvestment agreement with such strategic coinvestor, and agree to provide requested servicing functions with respect to the related assets. All coinvestments will be concurrently with and on the same terms as the Trust and BCF.

NOTE 4.       INVESTMENTS

     Purchases and proceeds from sales of investment securities, other than short-term investments, for the six months ended June 30, 1997 aggregated $163,731,948 and $0 , respectively. The federal income tax basis of the investments at June 30, 1997 was substantially the same as the basis for financial reporting.
     The Trust may invest without limit in securities which are not readily marketable, including those which are restricted as to disposition under securities law. At June 30, 1997 the Trust's direct and indirect investment in BCF of $427,127,762 is illiquid.

     BCF's summary financial information as of June 30, 1997 and for the six months then ended is as follows:

           ASSETS:
           Performing and distressed real estate
               and related assets                                $  351,534,911
           Cash, deposits and other real estate
               related assets                                        87,610,202
           Other assets                                               1,136,299
               Total assets                                         440,281,412
           LIABILITIES:
           Accounts payable and accrued expenses                     13,153,650

           PARTNERS' CAPITAL                                     $  427,127,762
                                                                 ==============

           REVENUE:
           Investment income                                     $   33,704,113
           EXPENSES:
           Expenses                                                   4,468,106
                                                                 --------------
           NET INVESTMENT INCOME                                     29,236,007

           NET REALIZED GAIN                                          2,539,219
           NET CHANGE IN UNREALIZED LOSS                             (3,164,254)
                                                                 --------------
           NET INCREASE IN NET ASSETS
           FROM OPERATIONS                                      $    28,610,972
                                                                ===============

During the six months ended June 30, 1997, the Trust entered into interest rate cap agreements. Details of open agreements at June 30, 1997 are as follows:

NOTIONAL                                 MATURITY    INTEREST       VALUE AT          VALUE AT       UNREALIZED
AMOUNT                DESCRIPTION          DATE        RATE        TRADE DATE      JUNE 30, 1997     APPR./DEPR.
------                -----------          ----        ----        ----------      -------------     -----------


165,000,000           3M Libor Cap      12/17/97          6.50%    $  64,468       $     165        $  (64,303)
175,000,000           3M Libor Cap      06/17/98          7.00%      161,864           7,175          (154,689)
100,000,000           3M Libor Cap      12/23/98          7.50%      279,995          50,000          (229,995)
                                                                   ---------       ---------        -----------
                                                                   $ 506,327       $  57,340        $ (448,987)
                                                                   =========       =========        ===========

NOTE 5.       LINE OF CREDIT

     The Trust has available an unsecured line of credit agreement with NationsBank N.A. under which funds may be borrowed at either the prime rate or the one-month Eurodollar rate plus 1 3/8%. The average daily loan balance was $ 3,364,641, at a weighted average interest rate of 5.32%. The maximum loan outstanding during the six months ended June 30, 1997 was $29,000,000. There was no balance outstanding at June 30, 1997.

NOTE 6.       NOTES

     The Trust has issued notes in the aggregate principal amount of $202,500 to the Funds. The Notes pay interest at a per annum rate of 2.50% over the yield of the one-year constant maturity Treasury, redeemable annually by the holder and due on dissolution of the Trust.
     During the year ended December 31, 1996, $10,000 principal was redeemed, leaving an aggregate principal amount of $192,500.

NOTE 7.       CAPITAL

     The Trust has obtained capital commitments from the Funds in the form of subscription agreements to engage in the real estate debt investment activities described herein. When notified by the Trust, in accordance with the Declaration of Trust, the Funds shall make capital contributions as are required to satisfy their outstanding capital commitments. The Trust must give fourteen days advance notice before contributions are due. As of June 30, 1997, the total capital commitments from the Funds was $560,267,692 of which $548,137,106 had been called and received.
     There are 200 million shares of $.01 par value common stock authorized. The Trust may classify or reclassify any unissued shares of common stock into one or more series of preferred stock. On December 26, 1996 the Trust reclassified and issued 2,040 shares of preferred stock. The preferred stock has a liquidation value of $500 per share plus any accumulated but unpaid dividends. Dividends are cumulative and are paid annually on November 30 of each year at a rate which is equal to the treasury bill rate as of the preceding December 1 plus 2.5%.
     The Trust may not declare dividends or make other distributions on shares of common stock or purchase any such shares if, at the time of the declaration, distribution, or purchase, asset coverage with respect to the outstanding Preferred Stock would be less than 200%.
     The Preferred Stock is redeemable at the option of the Trust, in whole or in part, at any time, for $500 per share plus any accumulated or unpaid dividends whether or not declared.
     The holders of Preferred Stock have voting rights equal to the holder of common stock (one vote per share) and will vote together with holders of shares of common stock as a single class. However, holders of Preferred Stock are also entitled to elect two of the Trust's directors. In addition, the Investment Company Act of 1940 requires that, along with approval by stockholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class would be required to
(a) adopt any plan of reorganization that would adversely affect the preferred shares, and (b) take any action requiring a vote of security holders, including, among other things, changes in the Trust's subclassification as a closed-end investment company or changes in its fundamental investment restrictions.

TRUSTEES
Laurence D. Fink, CHAIRMAN
Terry Blaney
John C. Deterding
Donald G. Drapkin
Wesley R. Edens
Charles Froland
James Grosfeld
Laurence E. Hirsch
Kendrick R. Wilson, III

OFFICERS
Ralph L. Schlosstein, PRESIDENT
Wesley R. Edens, CHIEF OPERATING OFFICER
Robert I. Kauffman, MANAGING DIRECTOR
Randal A. Nardone, MANAGING DIRECTOR
Erik P. Nygaard, MANAGING DIRECTOR
Henry Gabbay, TREASURER
Susan L. Wagner, SECRETARY
James Kong, ASSISTANT TREASURER

MASTER ADMINISTRATOR
BlackRock Financial Management, Inc.
345 Park Avenue
New York, NY  10154

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
Two Heritage Drive
North Quincy, MA  02171

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, NY  10281-1431

LEGAL COUNSEL
Skadden, Arps, Slate, Meagher & Flom LLP
919 Third Avenue
New York, NY  10022










The accompanying financial statements as of June 30, 1997 were not audited and accordingly, no opinion is expressed on them. This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares.

BLACKROCK ASSET INVESTORS
Two Heritage Drive
North Quincy, MA  02171